SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Total revenues	$ 248,419	$ 333,307	$ 345,221
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies [Line Items]
Total revenues	$ 119,500	$ 137,207	$ 134,646
Percentage of Revenues	48.00%	41.00%	39.00%
The Netherlands [Member]
Accounting Policies [Line Items]
Total revenues	$ 58,446	$ 97,700	$ 121,465
Percentage of Revenues	24.00%	29.00%	35.00%
United States [Member]
Accounting Policies [Line Items]
Total revenues	$ 45,305	$ 73,719	$ 69,548
Percentage of Revenues	18.00%	22.00%	20.00%
Other countries [Member]
Accounting Policies [Line Items]
Total revenues	$ 25,168	$ 24,681	$ 19,562
Percentage of Revenues	10.00%	8.00%	6.00%